Other Income (Expenses), Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Other Income (Expenses), Net [Line Items]
Government subsidies amount	$ 773,716	$ 1,505,943	$ 517,054